EQUITY INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
EQUITY INVESTMENTS
EQUITY INVESTMENTS

NOTE 4       EQUITY INVESTMENTS

Northern Border and Great Lakes are regulated by FERC and are operated by TransCanada. The Partnership uses the equity method of accounting for its interests in its equity investees. The Partnership’s equity investments are held through our ILPs that are considered to be variable interest entities (VIEs) (refer to Note 16).

	Ownership	Equity Earnings (b)		Equity Investments (b)
	Interest at	Three months
(unaudited)	March 31,	ended March 31,		March 31,	December 31,
(millions of dollars)	2017	2017	2016	2017	2016

Northern Border(a)	50%	19	18	441	444
Great Lakes	46.45%	17	15	489	474

		36	33	930	918

(a)

Equity earnings from Northern Border is net of the 12-year amortization of a $10 million transaction fee paid to the operator of Northern Border at the time of the Partnership’s acquisition of additional 20 percent interest in April 2006.

(b)	Recast to eliminate equity earnings from PNGTS and consolidate PNGTS for all periods presented (Refer to Note 2).

Northern Border

The Partnership did not have undistributed earnings from Northern Border for the three months ended March 31, 2017 and 2016.

The summarized financial information for Northern Border is as follows:

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

ASSETS
Cash and cash equivalents	18	14
Other current assets	36	36
Plant, property and equipment, net	1,085	1,089
Other assets	15	14

	1,154	1,153

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities	44	38
Deferred credits and other	29	28
Long-term debt, including current maturities, net	430	430
Partners’ equity
Partners’ capital	653	659
Accumulated other comprehensive loss	(2)	(2)

	1,154	1,153

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Transmission revenues	74	74
Operating expenses	(17)	(16)
Depreciation	(15)	(15)
Financial charges and other	(4)	(6)

Net income	38	37

Great Lakes

The Partnership made an equity contribution to Great Lakes of $4 million in the first quarter of 2017. This amount represents the Partnership’s 46.45 percent share of a $9 million cash call from Great Lakes to make a scheduled debt repayment.

The Partnership did not have undistributed earnings from Great Lakes for the three months ended March 31, 2017 and 2016.

The summarized financial information for Great Lakes is as follows:

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

ASSETS
Current assets	86	66
Plant, property and equipment, net	708	714

	794	780

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities	31	40
Long-term debt, including current maturities, net	269	278
Partners’ equity	494	462

	794	780

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Transmission revenues	63	61
Operating expenses	(14)	(15)
Depreciation	(7)	(7)
Financial charges and other	(5)	(6)

Net income	37	33

NOTE 4 EQUITY INVESTMENTS

Northern Border and Great Lakes are regulated by FERC and are operated by subsidiaries of TransCanada. The Partnership uses the equity method of accounting for its interests in its equity investees. The Partnership’s equity investments are held through our ILPs that are considered to be variable interest entities (VIEs). Refer to Note 3, Accounting Pronouncements and Note 22, Variable Interest Entities.

	Ownership Interest at	Equity Earnings (b)			Equity Investments
	December 31,	Year ended December 31			December 31
(millions of dollars)	2016	2016(d)	2015	2014	2016 (d)	2015
Northern Border (a)	50.00%	69	66	69	444	480
Great Lakes	46.45%	28	31	19	474	485	(c)

		97	97	88	918	965

(a)

Equity earnings from Northern Border is net of the 12-year amortization of a $10 million transaction fee paid to the operator of Northern Border at the time of the Partnership’s acquisition of an additional 20 percent in April 2006.

(b)

Equity Earnings represents our share in investee’s earnings and does not include any impairment charge on the equity method investment recorded as a reduction of carrying value of these investments. Accordingly, no impairment charge was recorded by the Partnership on its equity investees for all the periods presented here except the impairment recognized in 2015 on our investment in Great Lakes as discussed below.

(c)	During the fourth quarter of 2015, we recognized an impairment charge on our investment in Great Lakes amounting to $199 million. See discussion below.
(d)	Recast to eliminate equity earnings from PNGTS and consolidate PNGTS for all periods presented (Refer to Note 2).

Northern Border

The Partnership, through its interest in TC PipeLines Intermediate Limited Partnership owns a 50 percent general partner interest in Northern Border. The other 50 percent partnership interest in Northern Border is held by ONEOK Partners, L.P., a publicly traded limited partnership.TC PipeLines Intermediate Limited Partnership, as one of the general partners, may be exposed to the commitments and contingencies of Northern Border. The Partnership holds a 98.9899 percent limited partnership interest in TC PipeLines Intermediate Limited Partnership.

Northern Border has a FERC-approved settlement agreement which established maximum long-term transportation rates and charges on the Northern Border system effective January 1, 2013. Northern Border is required to file for new rates no later than January 1, 2018.

The Partnership recorded no undistributed earnings from Northern Border for the years ended December 31, 2016, 2015 and 2014. At December 31, 2016 and 2015, the Partnership had a $116 million difference between the carrying value of Northern Border and the underlying equity in the net assets primarily resulting from the recognition and inclusion of goodwill in the Partnership’s investment in Northern Border relating to the Partnership’s April 2006 acquisition of an additional 20 percent general partnership interest in Northern Border. As of December 31, 2016, no impairment has been identified in our investment in Northern Border.

The summarized financial information for Northern Border is as follows:

December 31 (millions of dollars)	2016	2015

Assets
Cash and cash equivalents	14	27
Other current assets	36	33
Plant, property and equipment, net	1,089	1,124
Other assets (a)	14	16

	1,153	1,200

Liabilities and Partners’ Equity
Current liabilities	38	39
Deferred credits and other	28	26
Long-term debt, net (a), (b)	430	409
Partners’ equity
Partners’ capital	659	728
Accumulated other comprehensive loss	(2)	(2)

	1,153	1,200

(a)

As a result of the application of ASU No. 2015-03 and similar to the presentation of debt discounts, debt issuance costs of $2 million at December 31, 2015 previously reported as other assets in the balance sheet were reclassified as an offset against their respective debt liabilities.

(b)

Includes current maturities of $100 million senior notes at December 31, 2015. During August 2016, the $100 million senior notes were refinanced with a draw on Northern Border’s $200 million revolving credit agreement that expires in 2020.

Year ended December 31 (millions of dollars)	2016	2015	2014

Transmission revenues	292	286	293
Operating expenses	(72)	(70)	(72)
Depreciation	(59)	(60)	(59)
Financial charges and other	(21)	(22)	(22)

Net income	140	134	140

Great Lakes

The Partnership, through its interest in TC GL Intermediate Limited Partnership owns a 46.45 percent general partner interest in Great Lakes. TransCanada owns the other 53.55 percent partnership interest. TC GL Intermediate Limited Partnership, as one of the general partners, may be exposed to the commitments and contingencies of Great Lakes. The Partnership holds a 98.9899 percent limited partnership interest in TC GL Intermediate Limited Partnership.

Great Lakes operates under rates established pursuant to a settlement approved by FERC in November 2013. Under the settlement, Great Lakes is required to file for new rates to be effective no later than January 1, 2018.

The Partnership recorded no undistributed earnings from Great Lakes for the years ended December 31, 2016, 2015, and 2014.

The Partnership made equity contributions to Great Lakes of $4 million and $5 million in the first and fourth quarter of 2016, respectively. These amounts represent the Partnership’s 46.45 percent share of a $9 million and $10 million cash call from Great Lakes to make scheduled debt repayments.

During the fourth quarter of 2015, we determined that our investment in Great Lakes’ long-term value had been adversely impacted by the changing natural gas flows in its market region. Additionally, we have concluded that other strategic alternatives to increase its utilization or revenue were no longer feasible. As a result, we determined that the carrying value of our investment in Great Lakes was in excess of its fair value and the decline was not temporary. Accordingly, we concluded that the carrying value of our investment in Great Lakes was impaired.

Our analysis resulted in an impairment charge of $199 million reflected as Impairment of equity-method investment on our Statement of Income for the year ended December 31, 2015.  The impairment charge reduced the difference between the carrying value of our investment in Great Lakes and the underlying equity in the net assets, to $260 million and  the difference represented the equity method goodwill remaining in our investment in Great Lakes relating to the Partnership’s February 2007 acquisition of a 46.45 percent general partner interest in Great Lakes.

The assumptions we used in 2015 related to the estimated fair value of our remaining equity investment in Great Lakes could be negatively impacted by near and long-term conditions including:

•	future regulatory rate action or settlement,
•	valuation of Great lakes in future transactions,
•	changes in customer demand at Great Lakes for pipeline capacity and services,
•	changes in North American natural gas production in the major producing basins,
•	changes in natural gas prices and natural gas storage market conditions, and
•	changes in other long-term strategic objectives.

Great Lakes’ evolving market conditions and other factors relevant to Great Lakes’ long term financial performance have remained relatively stable during the year ended 2016 and into 2017.  Accordingly, our estimation of the fair value of our investment in Great Lakes has not materially changed from 2015.  There is a risk that reductions in future cash flow forecasts and other adverse changes in these key assumptions could result in additional future impairment of the carrying value of our investment in Great Lakes.

The summarized financial information for Great Lakes is as follows:

December 31 (millions of dollars)	2016	2015

Assets
Current assets	66	86
Plant, property and equipment, net	714	727

	780	813

Liabilities and Partners’ Equity
Current liabilities	40	31
Long-term debt, net (a),(b)	278	297
Partners’ equity	462	485

	780	813

(a)	The application of ASU No. 2015-03 did not have a material effect on Great Lakes’ financial statements.
(b)	Includes current maturities of $19 million as of December 31, 2016 (December 31, 2015 - $19 million).

Year ended December 31 (millions of dollars)	2016	2015	2014

Transmission revenues	179	177	146
Operating expenses	(69)	(59)	(53)
Depreciation	(28)	(28)	(28)
Financial charges and other	(21)	(23)	(25)

Net income	61	67	40